CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 117,209	$ 86,827	$ 83,704
Accounts receivable	3,387	3,092	312
Inventory	20,516	25,985	84,763
Other current assets	36,470	43,883	34,824
Total current assets	177,582	159,787	203,603
Property and equipment, net	7,918	5,203	5,478
Total assets	185,500	164,990	209,081
Current liabilities:
Accounts payable	192,543	264,398	346,814
Accounts payable, related parties	31,081	25,944	41,382
Accrued interest	49,148	22,099	5,840
Convertible notes payable, net of discounts of $278,228 and $-0- at September 30, 2019 and December 31, 2018, respectively, including $139,614 currently in default	192,286	309,637	169,990
Derivative liabilities	1,838,652	1,690,304	2,255,781
Total current liabilities	2,303,710	2,312,382	2,819,807
Total liabilities	2,303,710	2,312,382	2,819,807
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock			2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 49,216,810 and 5,652,410 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	492	57	26
Additional paid in capital	14,947,033	14,572,754	13,442,255
Subscriptions payable, consisting of 276,960 shares at December 31, 2018	0	5,345	273,805
Accumulated deficit	(17,067,869)	(16,727,698)	(16,328,812)
Total stockholders' equity (deficit)	(2,118,210)	(2,147,392)	(2,610,726)
Total liabilities and stockholders' equity (deficit)	185,500	164,990	209,081
Series A Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock	2,000	2,000	0
Series B Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock	$ 134	$ 150	$ 0